Related parties transactions and balances - Summary of key management personnel remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 11,626	$ 7,273	$ 9,080
Share-based payment transactions	8,875	8,699	9,175
Total compensation paid to key personnel	$ 20,501	$ 15,972	$ 18,255